                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-04739

                             The Zweig Fund, Inc.
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                           900 Third Ave, 31st Floor
                            New York, NY 10022-4728
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

             Kevin J. Carr, Esq.
    Chief Legal Officer and Secretary for             John H. Beers, Esq.
                 Registrant                        Vice President and Counsel
       Phoenix Life Insurance Company            Phoenix Life Insurance Company
              One American Row                          One American Row
           Hartford, CT 06103-2899                  Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 800-272-2700

                     Date of fiscal year end: December 31

                 Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Glossary

ADR (American Depositary Receipt): Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

                             THE ZWEIG FUND, INC.

               SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

                              September 30, 2006
                                  (Unaudited)

                                                        Number of
                                                         Shares      Value
                                                        --------- -----------
   INVESTMENTS
   DOMESTIC COMMON STOCKS                        74.39%
   CONSUMER DISCRETIONARY -- 9.39%
      Abercrombie & Fitch Co./(e)/..................     105,000  $ 7,295,400
      Ford Motor Corp./(e)/.........................     800,000    6,472,000
      Gap, Inc. (The)...............................     330,000    6,253,500
      McDonald's Corp...............................     180,000    7,041,600
      Newell Rubbermaid, Inc./(e)/..................     235,000    6,655,200
      Nike, Inc. Class B/(e)/.......................      72,000    6,308,640
                                                                  -----------
                                                                   40,026,340
                                                                  -----------
   CONSUMER STAPLES -- 7.15%
      Archer-Daniels-Midland Co./(e)/...............     140,000    5,303,200
      Costco Wholesale Corp./(e)/...................     125,000    6,210,000
      Kimberly-Clark Corp...........................     100,000    6,536,000
      PepsiCo, Inc./(d)/............................      95,000    6,199,700
      Procter & Gamble Co...........................     100,000    6,198,000
                                                                  -----------
                                                                   30,446,900
                                                                  -----------
   ENERGY -- 5.29%
      ConocoPhillips................................      95,000    5,655,350
      Halliburton Co................................     190,000    5,405,500
      Occidental Petroleum Corp.....................     110,000    5,292,100
      Valero Energy Corp............................     120,000    6,176,400
                                                                  -----------
                                                                   22,529,350
                                                                  -----------
   FINANCIALS -- 17.56%
      Allstate Corp.................................     115,000    7,213,950
      Bank of America Corp./(d)/....................     130,000    6,964,100
      Goldman Sachs Group, Inc......................      45,000    7,612,650
      Huntington Bancshares, Inc./(e)/..............     250,000    5,982,500
      JPMorgan Chase & Co...........................     150,000    7,044,000
      Merrill Lynch & Co., Inc......................      90,000    7,039,800
      Morgan Stanley................................     100,000    7,291,000
      New York Community Bancorp, Inc./(e)/.........     340,000    5,569,200
      PNC Financial Services Group, Inc.............      90,000    6,519,600
      Wachovia Corp.................................     120,000    6,696,000
      Wells Fargo & Co..............................     190,000    6,874,200
                                                                  -----------
                                                                   74,807,000
                                                                  -----------

        See notes to schedule of investments and securities sold short

                                                           Number of
                                                            Shares       Value
                                                           ---------  ------------
   HEALTH CARE -- 8.96%
      Amgen, Inc./(b)/.................................      85,000   $  6,080,050
      Bristol-Myers Squibb Co..........................     250,000      6,230,000
      Gilead Sciences, Inc./(b)/.......................     100,000      6,870,000
      Merck & Co., Inc.................................     150,000      6,285,000
      Pfizer, Inc......................................     240,000      6,806,400
      UnitedHealth Group, Inc./(e)/....................     120,000      5,904,000
                                                                      ------------
                                                                        38,175,450
                                                                      ------------
   INDUSTRIALS -- 7.75%
      AMR Corp./(b)(e)/................................     300,000      6,942,000
      Boeing Co. (The).................................      70,000      5,519,500
      Continental Airlines, Inc. Class B/(b)(e)/.......     230,000      6,511,300
      General Electric Co./(d)/........................     170,000      6,001,000
      L-3 Communications Holdings, Inc./(d)/...........      80,000      6,266,400
      Norfolk Southern Corp............................      40,000      1,762,000
                                                                      ------------
                                                                        33,002,200
                                                                      ------------
   INFORMATION TECHNOLOGY -- 12.56%
      Cisco Systems, Inc./(b)/.........................     315,000      7,245,000
      EMC Corp./(b)/...................................     575,000      6,888,500
      Hewlett-Packard Co...............................     190,000      6,971,100
      International Business Machines Corp.............      85,000      6,964,900
      Microsoft Corp./(e)/.............................     250,000      6,832,500
      National Semiconductor Corp./(e)/................     250,000      5,882,500
      Palm, Inc./(b)(e)/...............................     400,000      5,824,000
      QUALCOMM, Inc....................................     190,000      6,906,500
                                                                      ------------
                                                                        53,515,000
                                                                      ------------
   MATERIALS -- 2.40%
      Dow Chemical Co./(d)/............................     160,000      6,236,800
      Freeport-McMoRan Copper & Gold, Inc. Class B
        (Indonesia)/(c)(e)/............................      75,000      3,994,500
                                                                      ------------
                                                                        10,231,300
                                                                      ------------
   TELECOMMUNICATIONS SERVICES -- 3.33%
      AT&T Corp./(e)/..................................     220,000      7,163,200
      Verizon Communications, Inc./(e)/................     190,000      7,054,700
                                                                      ------------
                                                                        14,217,900
                                                                      ------------
          Total Domestic Common Stocks (Identified Cost
            $263,246,254).....................................         316,951,440
                                                                      ------------
   FOREIGN COMMON STOCKS/(c) /                     9.43%
   CONSUMER DISCRETIONARY -- 2.05%
      Honda Motor Co., Ltd. ADR (Japan)/(d)/...........     170,000      5,717,100
      Sony Corp. ADR (Japan)...........................      75,000      3,027,000
                                                                      ------------
                                                                         8,744,100
                                                                      ------------

        See notes to schedule of investments and securities sold short

                                                           Number of
                                                            Shares        Value
                                                           ----------  ------------
  ENERGY -- 1.43%
     Nabors Industries Ltd. (United States)/(b)(e)/....       205,000  $  6,098,750
                                                                       ------------
  FINANCIALS -- 1.56%
     Deutsche Bank AG (Germany)........................        55,000     6,638,500
                                                                       ------------
  INFORMATION TECHNOLOGY --4.39%
     Amdocs Ltd. (United States)/(b)(e)/...............       170,000     6,732,000
     Nokia Oyj ADR (Finland)...........................       315,000     6,202,350
     Seagate Technology (Singapore)/(b)(e)/............       250,000     5,772,500
                                                                       ------------
                                                                         18,706,850
                                                                       ------------
         Total Foreign Common Stocks (Identified Cost
           $34,355,913)........................................          40,188,200
                                                                       ------------
  EXCHANGE TRADED FUNDS                            2.46%
     iShares MSCI Japan Index Fund.....................       145,000     1,963,300
     NASDAQ-100 Shares/(e)/............................       210,000     8,536,500
                                                                       ------------
         Total Exchange Traded Funds (Identified Cost $9,847,164)        10,499,800
                                                                       ------------
         Total Long Term Investments --86.28% (Identified Cost
           $307,449,331).......................................         367,639,440
                                                                       ------------
  SHORT-TERM INVESTMENTS                          27.25%
  MONEY MARKET MUTUAL FUNDS -- 13.21%
     State Street Navigator Prime Plus (5.28% seven
       day effective yield)/(f)/ (Identified Cost
       $56,285,777)....................................    56,285,777    56,285,777
                                                                       ------------

                                                              Par
                                                            (000's)
                                                           ----------
  FEDERAL AGENCY SECURITIES -- 7.02%
     FNMA 2.625%, 11/15/06/(d)/ (Identified Cost
       $29,910,507)....................................       $30,000    29,902,860
                                                                       ------------

        See notes to schedule of investments and securities sold short

                                                         Par
                                                       (000's)        Value
                                                       -------  ------------
   COMMERCIAL PAPER -- 7.02%/(g)/
      Manhattan Associates, Inc. 5.37%, 10/2/06....    $ 9,900  $  9,898,523
      Rabobank USA Finance Corp. 5.35%, 10/2/06....     20,000    19,997,028
                                                                ------------
          Total Commercial Paper (Identified Cost
            $29,895,551)................................          29,895,551
                                                                ------------
          Total Short-Term Investments (Identified cost
            $116,091,835)...............................         116,084,188
                                                                ------------
          Total Investments (Identified Cost
            $423,541,166) -- 113.53%....................         483,723,628/(a)/
          Securities Sold Short (Proceeds $7,354,178) --
            (2.45)%.....................................         (10,450,000)
          Other Assets Less Liabilities -- (11.08)%.....         (47,189,182)
                                                                ------------
          Net Assets -- 100.00%.........................        $426,084,446
                                                                ============

--------
 (a) Federal Tax information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $69,358,691 and gross depreciation of $10,124,781 for federal tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $424,489,718.
 (b) Non-income producing.
 (c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria in Note 1D "Foreign security country determination" in the Notes to Schedule of Investments and Securities Sold Short.
 (d) Position, or a portion thereof, has been segregated to collateralize for securities sold short.
 (e) All or a portion of security is on loan.
 (f) Represents security purchased with cash collateral for securities on loan.
 (g) The rate shown is the discount rate.

        See notes to schedule of investments and securities sold short

                                                     Number of
                                                      Shares        Value
                                                     --------- -----------
 SECURITIES SOLD SHORT
 DOMESTIC COMMON STOCKS                        1.10%
 CONSUMER DISCRETIONARY -- 1.45%
    Wendy's International, Inc...................     70,000   $ 4,690,000
                                                               -----------
        Total Domestic Common Stocks (Proceeds $2,424,303)       4,690,000
                                                               -----------
 EXCHANGE TRADED FUNDS                         1.35%
    iShares Russell 2000 Index Fund..............     80,000     5,760,000
                                                               -----------
        Total Exchange Traded Funds (Proceeds $4,929,875)        5,760,000
                                                               -----------
        Total Securities Sold Short (Proceeds $7,354,178)       10,450,000/(h)/
                                                               ===========

--------
 (h) Federal Tax information: Net unrealized depreciation of securities sold short is comprised of gross appreciation of $0 and gross depreciation of $3,095,822 for federal income tax purposes. At September 30, 2006, the aggregate proceeds of securities sold short for federal income tax purposes was ($7,354,178).

        See notes to schedule of investments and securities sold short

                             THE ZWEIG FUND, INC.

          NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

                              September 30, 2006
                                  (Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Zweig Fund, Inc. (the "Fund") in the preparation of the Schedule of Investments and Securities Sold Short. The preparation of the Schedule of Investments and Securities Sold Short in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments and Securities Sold Short. Actual results could differ from those estimates.

  A. Security Valuation

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Directors.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

  B. Security Transactions and Related Income

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

  C. Foreign Currency Translation

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

  D. Foreign Security Country Determination

   A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments and securities sold short: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

  E. Short Sales

   A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund. At September 30, 2006, the value of securities sold short amounted to $10,450,000 against which collateral of $34,170,163 was held. The collateral includes the deposits with the broker for securities held short and the value of the segregated investments held long, as shown in the Schedule of Investments and Securities Sold Short. Short selling used in the management of the Fund may accelerate the velocity of potential losses if the prices of securities sold short appreciate quickly. Stocks purchased may decline in value at the same time stocks sold short may appreciate in value, thereby increasing potential losses.

  F. Security Lending

   The Fund loans securities to qualified brokers through an agreement with State Street Bank (the "Custodian") and the Fund. Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

NOTE 2 -- Credit Risk and Asset Concentrations

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

NOTE 3 -- INDEMNIFICATIONS

   Under the Fund's organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

NOTE 4 -- SUBSEQUENT EVENT

   Effective November 9, 2006 Daniel T. Geraci resigned as director and president of the Fund, coincident with the notification of his resignation from Phoenix Investment Partners Ltd., parent of the adviser, and subsidiary of The Phoenix Companies, Inc.

Item 2. Controls and Procedures.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              The Zweig Fund, Inc.

By (Signature and Title)* /s/ Nancy G. Curtiss
                          ---------------------------------------------
                          Nancy G. Curtiss, Principal Executive Officer and Treasurer
                          (principal executive officer)

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Nancy G. Curtiss
                          ---------------------------------------------
                          Nancy G. Curtiss, Principal Executive Officer and Treasurer
                          (principal executive officer)

Date November 27, 2006

By (Signature and Title)* /s/ Nancy G. Curtiss
                          -----------------------------
                          Nancy G. Curtiss, Treasurer
                          (principal financial officer)

Date November 27, 2006

* Print the name and title of each signing officer under his or her signature.